SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade And Other Payables
Trade payables	$ 262,345	$ 1,390,928
Payables to an investment partner	30,103,441
Accrued salaries and bonus	688,220	173,435
Other accrued expenses	45,000	9,220
Total	$ 31,099,006	$ 1,573,583